Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) [Line Items]
Balance	$ 77,458	$ 81,678	$ 80,781
Included in statements of income	(4,711)	(196)	827
Included in other comprehensive income	30,073	3,087	70
Purchases, issuances, and loans (net)
Level transfer	(394)	(7,111)
Balance	102,426	77,458	81,678
Total profits or losses included in comprehensive income for 20	24,968	(4,220)	897
Liabilities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3) [Line Items]
Balance	2,760	2,950	795
Included in statements of income		1,012	2,155
Included in other comprehensive income
Purchases, issuances, and loans (net)
Level transfer	(2,760)	(1,202)
Balance		2,760	2,950
Total profits or losses included in comprehensive income for 20	$ (2,760)	$ (190)	$ 2,155